Provision for landfill closure (Tables)	12 Months Ended
Dec. 31, 2017
Provision for landfill closure [Abstract]
Provision for landfill closure
The balances by landfill are as follows:

Description	2017	2016

Paulínia	58,688	51,531
Paulínia II	3,656	-
Curitiba	19,053	18,307
Itapevi	11,663	9,611
Aracaju	356	1,774
CGR Guatapará	6,106	8,651
CGR Guatapará – Jardinópolis	2,764	1,378
CGR Guatapará – Piratininga	368	440
Resicontrol – Tremembé	3,506	6,180
Maceió	4,919	2,100
Feira de Santana	2,446	1,020
Itaboraí	-	628
Sarandi	3	-
CGR Catanduva	4	-
Total	113,532	101,620
Current	20,651	15,499
Non-current	92,881	86,121

Changes in provisions are as follows:

	2017	2016	2015
Balance at beginning of period	101,620	83,071	65,584
Additions	31,318	10,094	11,577
Effect of passage of time	(4,555)	8,455	5,910
Reversal	(4,685)	-	-
Amount used	(10,166)	-	-
Balance at end of period	113,532	101,620	83,071

The expected timing of outflows are as follows:

Period	2017
Up to 1 year	20,651
2 to 5 years	31,911
After 5 years	60,970
Total	113,532